REPORTS TO CERTIFICATE HOLDERS            Date: April 2, 2014

DISTRIBUTION REPORT FOR
FIXED INCOME TRUST FOR GOLDMAN SACHS SUBORDINATED BONDS SERIES 2011-1

CLASS A CUSIP 33834B207: $25,000,000

(i)	the applicable record dates, accrual dates, determination dates for calculating distributions and actual distribution dates for the distribution period;

	Record Date:	3/31/2014
	Accrual Dates:	10/1/2013-3/31/2014
	Determination Date:	N/A
	Distribution Date:	4/1/2014

(ii)
the amount of cash flows received and the sources thereof relating to the distribution on such Distribution Date to Certificateholders of each Class of such Series allocable to principal and premium, if any, and interest on the Certificates of each such Class; and the amount of aggregate unpaid interest accrued as of such Distribution Date;

	Amounts received from Goldman Sachs 6.75% Subordinated Notes due 2037
	Principal Received	$0.00
	Interest Received	$857,250.00
	Premium Received	$0.00

	CLASS A CUSIP 33834B207: $25,000,000
	Amounts payable on the Certificates:
	Amounts Distributed (Allocable to Principal and Premium) $0.00
	Amounts Distributed (Allocable to Interest) $843,750.00
	Aggregated Accrued and Unpaid Interest on the Certificates $0.00

(iii)
the amount of fees, compensation and expenses accrued and paid and the party receiving such fees and expenses and such other customary information as the Trustee and Administrative Agent, as applicable, deems necessary or desirable, or that any such Certificateholder reasonably requests, to enable such Certificateholders to prepare their tax returns;

	The Bank of New York Mellon: Trustee Fee $3,250.00
	Rating Agency Monitoring Fee: $2,500.00
	Exchange Listing Fee: $7,500.00
	Exchange Listing Fee (Past Due Invoice): $2,829.00

(iv)	the amount of payments accrued or paid relating to any provider of Credit Support and the party receiving such payment:
	N/A

(v)	the amount of excess cash flow or excess spread, if any;

Excess Cash Flow: $0

(vi)
the original and thereafter, the number and the aggregate stated principal amount and, if applicable, Notional Amount or Face Amount of the Underlying Securities related to such Series at the close of business on such Distribution Date;

Initial Principal Balance: $25,400,000
Principal Balance 4/1/14: $25,400,000

(vii)	the original and thereafter, the aggregate Stated Amount (or Notional Amount or Face Amount, if applicable) of each Class of such Series for such Distribution Date;

Initial Principal Balance:
CLASS A CUSIP 33834B207: $25,000,000
Principal Balance 4/1/14:
CLASS A CUSIP 33834B207: $25,000,000

(viii)	in the case of each Class of Floating Rate Certificates of such Series, the respective Floating Pass Through Rate applicable to each such Class on such Distribution Date, calculated in accordance with the method specified in such Certificates and the related Series Supplement;
N/A

(ix)	as to any Series (or any Class within such Series) for which Credit Support has been obtained, the amount or notional amount of coverage of each element of Credit Support (and rating, if any, thereof) included therein as of the close of business on such Distribution Date, to the extent the Trustee has actual knowledge of such information;
N/A

(x)	the original and thereafter, the number and amount of Underlying Securities for such Distribution Date;

Amount of Underlying Securities $25,400,000

(xi)	the delinquency and loss of information for such distribution period, if applicable, to the extent the Trustee has actual knowledge of such information;
N/A

(xii)	the aggregate amount of Advances, if any, included in such distribution, and the aggregate amount of unreimbursed Advances, if any, at the close of business on such Distribution Date;
N/A

(xiii)	if the Series Supplement provides for modifications, extensions or waivers to the Underlying Securities terms, fees, penalties or payments during the distribution period, descriptions of such material extensions or waivers;
N/A

(xiv)	material breaches of Underlying Securities representations or warranties or other transaction covenants of which the Trustee or Administrative Agent has received written notice;
N/A

(xv)
if the series supplement provides for early amortization, liquidation or other performance triggers, information on ratio, information relating to coverage or other tests used for determining any early amortization, liquidation, or other performance triggers and whether the trigger was met, provided however; that if the Trustee does not perform the related calculations, such information will be provided to the Trustee pursuant to the Series Supplement;

N/A

(xvi)	if the Series Supplement provides for the issuance of securities secured by the Underlying Securities, material information relating to such issuance;
N/A